SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation — These interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

In the Company’s opinion, the accompanying interim unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, consisting of normal, recurring adjustments, necessary for a fair presentation. Certain information and disclosures normally included in the notes to the annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted from these interim unaudited condensed consolidated financial statements. Accordingly, these interim unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the accompanying notes for the fiscal year ended February 29, 2020.

Basis of Presentation — The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates — The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported results of operations during the reporting period. Such management estimates include reserves for bad debt, goodwill and other long-lived assets, estimates of standalone selling price of performance obligations for revenue contracts with multiple performance obligations, unit-based compensation, valuation allowances for deferred tax assets and uncertain tax positions and the accounting for business combinations. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from management’s estimates.

Use of Estimates — The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported results of operations during the reporting period. Such management estimates include reserves for bad debt, goodwill and other long-lived assets, estimates of standalone selling price of performance obligations for revenue contracts with multiple performance obligations, unit-based compensation, valuation allowances for deferred tax assets and uncertain tax positions, and the accounting for business combinations. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from management’s estimates.

Seasonality

Seasonality — The results of operations for the nine months ended November 30, 2020 are not necessarily indicative of the results to be expected for the year ending February 28, 2021 or for any other period.

Software Development Costs

Software Development Costs — The Company capitalizes certain software development costs incurred during the application development stage. Software development costs include salaries and other personnel-related costs, including employee benefits and bonuses attributed to programmers, software engineers and quality control teams working on the Company’s software solutions. The costs related to software development are included in property and equipment, net on the condensed consolidated balance sheets. Under this accounting framework, the Company capitalized $6.1 million and zero for the periods ended November 30, 2020, and February 29, 2020, respectively. The Company recognized $0.5 million and zero of amortization of capitalized software development costs for nine months ended November 30, 2020 and 2019, respectively.

Restricted Cash

Restricted Cash — Restricted cash represents customer deposits for the incentive payment program. The Company offers services to administer incentive payments to partners behalf of the Company’s customers. The Company’s customers deposit these funds into a restricted cash account with an offset included as a liability in incentive program payable on the condensed consolidated balance sheets.

Restricted Cash — Restricted cash represents customer deposits for the incentive payment program. The Company offers services to administer incentive payments to partners on the Company’s customers’ behalf. The Company’s customers deposit these funds into a restricted cash account. The offset to these restricted cash amounts is included as a liability in incentive program payables.

Segments

Segments — The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), which the Company has determined is its chief executive officer.

The CODM evaluates the Company’s financial information and performance on a consolidated basis. The Company operates with centralized functions and delivers most of its products in a similar way on an integrated cloud-based platform.

Segments — The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”). For the fiscal years ended February 29, 2020 and February 28, 2019, the Company’s CODM was its chief executive officer.

The CODM evaluates the Company’s financial information and performance on a consolidated basis. The Company operates with centralized functions and delivers most of its products in a similar way on an integrated cloud-based platform.

Liquidity of capital resources

Liquidity of capital resources — The Company measures liquidity in terms of its ability to fund the cash requirements of its business operations, including working capital, capital expenditure needs, contractual obligations and other commitments, with cash flows from operations and other sources of funding. Current working capital needs relate mainly to employee compensation and benefits, as well interest, debt repayments, capital expenditures and operating expenses. The Company’s ability to expand and grow its business will depend on many factors, including working capital needs and the evolution of operating cash flows.

The Company had $17.1 million and $19.5 million in cash and cash equivalents as of November 30, 2020 and February 29, 2020, respectively. The Company believes its existing cash and cash equivalents, cash provided by operating activities, and, if necessary, the borrowing capacity of up to $15 million available under its revolving credit facility (see Note 6) will be sufficient to meet its working capital, debt repayment and capital expenditure requirements until at least February 2022. See Note 12 for information related to the payoff of existing debt and the attainment of a new term loan and revolver upon completion of the Business Combination.

In the future, the Company may enter into arrangements to acquire or invest in complementary businesses. To facilitate these acquisitions or investments, the Company may seek additional equity or debt financing.

Concentration of Credit Risk

Concentration of Credit Risk — Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Company deposits cash and cash equivalents with high-quality financial institutions. Accounts receivable are typically unsecured and derived from sales of subscriptions and support, as well as professional services, principally to large creditworthy technology, industrial, consumer goods, pharmaceutical and energy companies. Credit risk is concentrated primarily in North America, Europe and portions of Asia. The Company has historically experienced insignificant credit losses. The Company maintains allowances for estimated credit losses based on management’s assessment of the likelihood of collection.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable. The Company deposits cash and cash equivalents with high-quality financial institutions. Accounts receivable are typically unsecured and are derived from sales of subscriptions and support, as well as professional services, principally to large creditworthy technology, industrial, consumer goods, pharmaceutical and energy companies. Credit risk is concentrated primarily in North America, Europe, and parts of Asia. The Company has historically experienced insignificant credit losses. The Company maintains allowances for estimated credit losses based on management’s assessment of the likelihood of collection.

Recently Accounting Guidance

Recently Accounting Guidance

Recently Adopted Accounting Guidance — The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers effective March 1, 2019 for all customer contracts. ASC 606 superseded the revenue recognition requirements in ASC 605, Revenue Recognition. ASC 606 requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services through a five-step process:

•	identification of the contract, or contracts, with a customer;
•	identification of the performance obligation in the contract;
•	determination of the transaction price;
•	allocation of the transaction price to the performance obligation in the contract; and
•	recognition of revenue as performance obligations are satisfied.

The new standard also included ASC 340, Other Assets and Deferred Costs, subsection 40, Contracts with Customers, which addressed accounting for the cost to obtain contracts. ASC 340‑40 requires that costs to obtain contracts be recognized over the period that products and services are expected to be delivered, including likely renewals. The Company adopted ASC 606 using the modified retrospective transition method.

In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016‑18, Restricted Cash, which requires that in the statement of cash flows, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of period total amounts shown on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2018. The Company adopted this standard for the fiscal year ended February 29, 2020 and it is reflected in the comparable prior period.

Recent Accounting Guidance Not Yet Adopted — In February 2016, the FASB issued ASU 2016‑02, Leases, which codified ASC 842, Leases. The core principle of ASC 842 is that a lessee should recognize the assets and liabilities that arise from leases. For operating leases, a lessee is required to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The accounting applied by a lessor is largely unchanged from that applied under previous GAAP. This ASU is effective for calendar fiscal years beginning after December 15, 2020. Earlier application is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company believes the adoption of this ASU will result in a material increase to assets and liabilities as right-of-use leased assets and lease liabilities will be recorded on the condensed consolidated balance sheets.

In January 2017, the FASB issued ASU 2017‑04, Simplifying the Test for Goodwill Impairment. The amendments in this update simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. This ASU is effective for annual periods beginning after December 15, 2021. Earlier application is permitted. The Company does not believe the adoption of this ASU will have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019‑12, Simplifying Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The guidance amends certain disclosure requirements that had become redundant, outdated or superseded. Additionally, this guidance amends accounting for the interim period effects of changes in tax laws or rates and simplifies aspects of the accounting for franchise taxes. ASU 2019‑12 is effective for annual periods beginning after December 15, 2021. Early adoption is permitted. Management is currently evaluating the effect of these provisions on the Company’s financial position and results of operations.

Recently Issued or Adopted Authoritative Accounting Guidance

As referenced above, the Company adopted ASC 606 effective March 1, 2019 for all customer contracts. ASC 606 superseded the revenue recognition requirements in ASC 605, Revenue Recognition. ASC 606 requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services through a five-step process:

•	Identification of the contract, or contracts, with a customer
•	Identification of the performance obligation in the contract
•	Determination of the transaction price
•	Allocation of the transaction price to the performance obligation in the contract
•	Recognition of revenue as performance obligations are satisfied

The new standard also included ASC 340‑40, which addressed accounting for the cost to obtain contracts. ASC 340‑40 requires the costs to obtain contracts to be recognized over the period that products and services are expected to be delivered, including likely renewals.

The Company adopted ASC 606 using the modified retrospective transition method. The period ended February 28, 2019, has not been restated and is reported under the accounting standards in effect for that period. The following table summarizes the cumulative effects of adopting ASC 606 on the Company’s consolidated balance sheet as of March 1, 2019 (in thousands):

		ASC 606 Adoption
	February 28, 2019	Adjustments	March 1, 2019
Assets
Prepaid expenses and other current assets	$7,662	$1,520	$9,182
Other noncurrent assets	3,496	2,864	6,360
Liabilities and member’s equity
Other noncurrent liabilities	18,888	61	18,949
Accumulated deficit	(121,455)	4,323	(117,132)

Adoption of the new revenue standard impacted the Company’s consolidated balance sheet as of February 29, 2020, as follows (in thousands):

	Balances without
	ASC 606 Adoption	ASC 606 Adoption	As Reported Balances at
	Impact	Adjustments	February 29, 2020
Assets
Prepaid expenses and other current assets	$8,924	$3,678	$12,602
Other noncurrent assets	6,285	8,160	14,445
Liabilities and member’s equity
Deferred revenue	142,673	(646)	142,027
Other noncurrent liabilities	38,249	295	38,544
Accumulated deficit	(230,691)	12,189	(218,502)

Adoption of the new revenue standard impacted the Company’s consolidated statement of comprehensive loss for the fiscal year ended February 29, 2020 as follows (in thousands):

	Balances without
	ASC 606 Adoption	ASC 606 Adoption	As Reported for Year
	Impact	Adjustments	Ended February 29, 2020
Revenue
Subscription revenue	$243,335	$646	$243,981
Operating expenses
Sales and marketing	61,061	(7,456)	53,605
Income tax benefit	(7,507)	236	(7,271)
Net (loss) income	(109,236)	7,866	(101,370)

Below is a summary of the adoption impacts of the new standard:

•

The Company capitalized $4.4 million of sales commissions on March 1, 2019, with a corresponding adjustment to accumulated deficit, net of tax. The Company is amortizing sales commissions over a four-year period to sales and marketing expense, beginning when the cost was incurred.

•

The Company recognized revenue of $0.6 million for the fiscal year ended February 29, 2020, for certain customer contracts that previously would have been deferred at February 29, 2020. Revenue on these contracts is being recognized ratably over the contract term.

•

Sales commissions of $9.7 million were deferred during the fiscal year ended February 29, 2020, and commissions amortization expense of $2.2 million was recorded to sales and marketing expense for the fiscal year ended February 29, 2020.

•

The Company recognized an additional $0.1 million deferred tax liability at adoption, and an income tax expense of $0.2 million for the fiscal year ended February 29, 2020, related to the new standard. The impact to the deferred tax liability is included in other noncurrent liabilities on the consolidated balance sheets.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016‑02, Leases which codified ASC 842 Leases. The core principle of ASC 842 is that a lessee should recognize the assets and liabilities that arise from leases. For operating leases, a lessee is required to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The accounting applied by a lessor is largely unchanged from that applied under previous GAAP. This ASU is effective for calendar fiscal years beginning after December 15, 2020. Earlier application is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company believes the adoption of this ASU will result in a material increase to assets and liabilities as right-of-use leased assets and lease liabilities will be recorded on the consolidated balance sheet.

In November 2016, the FASB issued ASU 2016‑18, Restricted Cash, which requires that in a statement of cash flows, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of period total amounts shown on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2018. The Company has adopted this standard for the fiscal year ended February 29, 2020, and restated the consolidated statements of cash flows for the period ended February 28, 2019, in accordance with the new standard.

In January 2017, the FASB issued ASU 2017‑04, Simplifying the Test for Goodwill Impairment. The amendments in this update simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. This ASU is effective for annual periods beginning after December 15, 2021. Earlier application is permitted. The Company does not believe the adoption of this ASU will have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019‑12, Simplifying Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The guidance amends certain disclosure requirements that had become redundant, outdated, or superseded. Additionally, this guidance amends accounting for the interim period effects of changes in tax laws or rates and simplifies aspects of the accounting for franchise taxes. ASU 2019‑12 is effective for annual periods beginning after December 15, 2021. Early adoption is permitted. Management is currently evaluating the effect of these provisions on the Company’s financial position and results of operations.